Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associate and joint ventures
Non-current assets	$ 78,208	$ 76,065	$ 73,890
Current assets	25,827	25,054	22,593
Total liabilities	(63,164)	(61,953)	(59,425)
Current liabilities	(27,866)	(30,542)	(26,293)
Net assets	40,871	39,166	37,058
Amount attributable to AstraZeneca	131	85	91
Goodwill	152	52
Exchange adjustments	(15)	10	(15)
Carrying value of investments in associates and joint ventures	268	147	76	$ 69
All entity's associates and joint ventures
Disclosure of associate and joint ventures
Non-current assets	577	424	290
Current assets	508	362	300
Total liabilities	(516)	(287)	(72)
Net assets	$ 569	$ 499	$ 518